RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS
(a)	Related parties

Names of the major related parties	Nature of relationship
Geely Holding	Entity controlled by the controlling shareholder of the Company
Ningbo Geely R&D	Entity controlled by the controlling shareholder of the Company
Zhejiang Liankong Technologies Co., Ltd. (“Zhejiang Liankong”)	Entity controlled by the controlling shareholder of the Company
LGIL	Entity controlled by the controlling shareholder of the Company
Founders Onshore Vehicle	Entity controlled by the controlling shareholder of the Company
Geely HK	Entity controlled by the controlling shareholder of the Company
Wuhan Geely Auto Parts Co., Ltd. (“Wuhan Geely Auto Parts”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Automobile Co., Ltd. Wuhan Branch (“Geely Auto Wuhan Branch”)	Entity controlled by the controlling shareholder of the Company
Ecarx	Entity controlled by the controlling shareholder of the Company
ECARX (Hubei) Technology Co., Ltd. (“Hubei Ecarx”)	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
LCL	Entity controlled by the controlling shareholder of the Company
Beijing Lotus Cars Sales Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Geely UK Limited	Entity controlled by the controlling shareholder of the Company
Volvo Car Corporation	Entity controlled by the controlling shareholder of the Company
Zhejiang Jirun Automobile Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Automobile Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Xuanyu Human Resources Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Business Service Co., Ltd.	Entity controlled by the controlling shareholder of the Company
China Euro Vehicle Technology AB	Entity controlled by the controlling shareholder of the Company
Radar New Energy Automobile (Zhejiang) Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Geely Automobile Group Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Lynk & Co Sales Netherlands BV	Entity controlled by the controlling shareholder of the Company
Geely Automobile Research Institute (Ningbo) Co., Ltd.	Entity controlled by the controlling shareholder of the Company
JChin (Shanghai) Mechanical and Electrical Equipment Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Polestar Automotive China Distribution Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Fenghua Souvenir Co.,Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Jisu procurement management Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co.,Ltd.	Entity controlled by the controlling shareholder of the Company
Chengdu Jinluda Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hangzhou Luhongyuan Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hubei Changjiang Chegu Industry Investment Fund Partnership	Entity which is under significant influence of the Company
Wuxi Stardrive Technology Co., Ltd.	Entity which is under significant influence of the Company
Zhejiang Xitumeng Digital Technology Co., Ltd.	Entity that the controlling shareholder of the Company has significant influence
Northpole GLY 3 LP	Entity controlled by one of the directors of the Company
Lotus Cars USA Inc.	Entity controlled by the controlling shareholder of the Company
Lynk & Co Investment Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Geely EVUN Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Jizhi Culture Creative Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Volvo Personvagnar Aktiebolag	Entity controlled by the controlling shareholder of the Company
Shanghai Global Trading Corporation	Entity controlled by the controlling shareholder of the Company
Viridi E-Mobility (Ningbo) Co.,LTD	Entity controlled by the controlling shareholder of the Company
Zhejiang Yaoning New Materials Technology Co., Ltd	Entity controlled by the controlling shareholder of the Company

During the six months ended June 30, 2024 and 2023, in addition to the related party transactions disclosed in note 12 of Put Option Liabilities, note 15 of Exchangeable Notes, note 16 of Convertible Notes, note 18 of Redeemable Convertible Preferred Shares, note 20 of ordinary shares to the financial statements, and note 25 of Share-based Compensation, the Group entered into the following significant related party transactions.

(b)	Significant related party transactions

During the six months ended June 30, 2024 and 2023, the Group entered into the following significant related party transactions:

	Six Months Ended June 30,
	2024	2023
	US$	US$
Provision of services(i)	10,662	5,021
Sales of goods(i)	2,330	807

	Six Months Ended June 30,
	2024	2023
	US$	US$
Purchase of products and services ((iii).a)	521,836	264,440
Purchase of products and services for R&D activities ((iii).b)	38,311	40,348
Payment of deposits ((ii).f)	1,126	—
Purchase of equipment and software ((iii).c)	530	3,943
Short-term lease cost ((iii).e)	474	63
Loans to related parties ((ii).b)	222,865	865
Proceed from settlement of related party loans((ii).b)	140	—
Interest income on loans due from related parties ((ii).b)	4,472	57
Acquisition of right-of-use assets (iv)	—	8
Payment of lease liabilities (iv)	828	10
Payments on behalf of related parties((ii).a)	648	1,405
Payments by related parties on behalf of the Group ((iii).d)	3,316	8,308

(c)	Significant related party balances

The outstanding balances mainly arising from the above transactions as of June 30, 2024 and December 31, 2023 are as follows:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Accounts receivable - related parties (i)	19,674	22,430
Contract liabilities – related parties* (i)	11,036	1
Prepayments and other current assets – related parties (ii)	40,381	28,744
Other non-current assets – related parties ((ii).c)	2,689	2,706
Accounts payable-related parties ((iii).a)	413,779	340,419
Accrued expenses and other current liabilities – related parties (iii)	230,993	289,845
Other non-current liabilities – related parties ((iii).f)	1,548	1,634
Operating lease liabilities– related parties, current* (iv)	995	840
Operating lease liabilities– related parties, non-current (iv)	11,314	12,064
Investment securities – related parties	2,168	3,326
Loans receivable from a related party ((ii).b)	224,042	—
*	These items are included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023.

Note:

(i)

The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$10,662 and US$5,021 for the six months ended June 30, 2024 and 2023, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$2,330 and US$807 for the six months ended June 30, 2024 and 2023, respectively. Accounts receivable due from related parties arising from sales of goods and provision of services were US$19,674 and US$22,430 as of June 30, 2024 and December 31, 2023, respectively. As of June 30, 2024 and December 31, 2023, receipts in advance of US$11,036 and US$1 were included in contract liabilities – related parties, respectively.

(ii)

Prepayments and other current assets – related parties and other non-current assets – related parties of the Group are arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash payments on behalf of related parties as follows.

a.	The Group made payments of US$648 and US$1,405 on behalf of related parties for the six months ended June 30, 2024 and 2023, respectively. Related parties collected cash receipts of US$809 and nil for the six months ended June 30, 2024 and 2023. As of June 30, 2024 and December 31, 2023, receivables of US$4,110 and USD$4,271 was included in prepayments and other current assets – related parties, respectively.
b.	During the six months ended June 30, 2024 and 2023, the Group provided unsecured short-term loans of nil and US$865, respectively, to related parties with interest rates of 3.65%-4.5% per annum. The Group recognized interest income of US$69 and US$57 for the six months ended June 30, 2024 and 2023, respectively. During the six months ended June 30, 2024 and 2023, the Group proceed from settlement of unsecured short-term loans of US$140 and nil, respectively. As of June 30, 2024 and December 31, 2023, the receivable for the loan principal and interest of US$3,141 and US$3,010 was included in prepayments and other current assets – related parties, respectively.

On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, agreeing the Company’s subsidiary will provide unsecured loans with total principal amount of US$354,000 with term of 5 years and annual interest rate of 6.95%. During the six months period ended June 30, 2024, the Group provided loan of US$222,865 to the related party. As of June 30, 2024, the total outstanding principal was US$219,644 and the total outstanding interest income was US$4,398.

c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$33,191 and US$21,404 were included in prepayments and other current assets – related parties as of June 30, 2024 and December 31, 2023, respectively. The amounts of prepayments to relate party for purchase of equipment of US$2,689 and US$2,706 was included in other non-current assets-related parties as of June 30, 2024 and December 31, 2023, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of nil and US$82 were included in prepayments and other current assets – related parties as of June 30, 2024 and December 31, 2023, respectively.
e.	For the six months ended June 30, 2024, the Group recorded US$40 in expected credit losses for prepayments and other current assets – related parties not under common control in general and administrative expenses. As of June 30, 2024, the expected credit loss provision recorded in prepayments and other current assets – related parties not under common control was US$61.
f.	During the six months ended June 30, 2024, the Group has paid US$1,126 as deposit for services.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the six months ended June 30, 2024 and 2023, these purchases amounted to US$521,836 and US$264,440, among which, US$326,187 and US$118,714 were recognized as cost of goods sold for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, purchases including sports cars, BEV lifestyle models, auto parts and peripheral products of US$166,318 and US$248,331 were recorded as inventories, respectively.

As of June 30, 2024 and December 31, 2023, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$15,599 and US$27,660 were included in accrued expenses and other current liabilities – related parties, respectively.

As of June 30, 2024 and December 31, 2023, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$413,779 and US$340,419 was included in accounts payable-related parties, respectively.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$38,311 and US$40,348 during the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, the amounts due to related parties for purchase of products and services for R&D activities of US$207,487 and US$217,256 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$530 and US$3,943 from related parties for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, the amounts due to related parties for purchase of equipment and software of US$4,897 and US$19,786 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	For the six months ended June 30, 2024 and 2023, related parties paid US$3,316 and US$8,308 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$2,723 and US$1,605 were included in accrued expenses and other current liabilities – related parties as of June 30, 2024 and December 31, 2023, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the six months ended June 30, 2024 and 2023, the Group incurred short-term lease costs of US$474 and US$63, respectively. As of June 30, 2024 and December 31, 2023, payables for short-term leases of US$71 and US$323, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	The Group received deposits of nil and US$3 from related parties for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, US$216 and US$168 were included in accrued expenses and other current liabilities – related parties, and US$1,548 and US$1,634 was included in other non-current liabilities-related parties, respectively.
g.	On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles distributed by it since January 31, 2023, for a cash consideration of GBP18,055 (equivalent to US$22,296). During the six months ended June 30, 2024, LCL has settled GBP 18,055 (equivalent to US$22,938). As of June 30, 2024 and December 31, 2023, payable for the distribution right of nil and US$23,047 was included in accrued expenses and other current liabilities – related parties.
(iv)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the six months ended June 30, 2024 and 2023, the Group recognized right-of-use assets of nil and US$8 from related parties, respectively. The Group paid lease liabilities of US$828 and US$10 during the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, current operating lease liabilities were US$995 and US$840, respectively, and non-current operating lease liabilities were US$11,314 and US$12,064, respectively.

(d)	Manufacturing agreement with the Geely Group

The Group entered into a manufacturing agreement with Geely Auto Wuhan Branch and Wuhan Geely Auto Parts (collectively as “OEMs”), for the manufacture of the Group’s electrical vehicles for 10 years starting from June 21, 2022. Pursuant to the manufacturing agreement, the Group commissioned OEMs for the production of electrical vehicles and agreed to authorize OEMs to access the Group’s technologies for the production of such models. The Group is mainly responsible for the design and development of the models, designation of suppliers, product announcement, and ensuring consistency with global standards of the Lotus brand. The Group also provides OEMs the necessary intellectual properties for the manufacture of electrical vehicles. OEMs are mainly responsible for the procurement and inspection of raw materials, production planning, production quality control, logistics and transportation of manufactured vehicles, and construction and operation of the manufacturing plant. Particularly, quality control is carried out in accordance with the Group’s quality assurance framework and approved by OEMs. In addition, OEMs are responsible for obtaining certificates for the manufactured vehicles.

(e)	Lotus Application Entrusted Operation & Maintenance Contract with Wuhan Quanqing

The Group entered into an application entrusted operation & maintenance contract with Wuhan Quanqing, in May 2023. Pursuant to the contract, the Group will pay Wuhan Quanqing certain service fee, on the incurred basis, for the entrusted daily operation and maintenance service provided by Wuhan Quanqing for the Group’s Lotus App. As of June 30, 2024, nil service fee has been incurred.

29.	RELATED PARTY TRANSACTIONS
(a)	Related parties

Names of the major related parties	Nature of relationship
Geely Holding	Entity controlled by the controlling shareholder of the Company
Ningbo Geely R&D	Entity controlled by the controlling shareholder of the Company
Zhejiang Liankong Technologies Co., Ltd. (“Zhejiang Liankong”)	Entity controlled by the controlling shareholder of the Company
LGIL	Entity controlled by the controlling shareholder of the Company
Founders Onshore Vehicle	Entity controlled by the controlling shareholder of the Company
Geely HK	Entity controlled by the controlling shareholder of the Company
Wuhan Geely Auto Parts Co., Ltd. (“Wuhan Geely Auto Parts”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Automobile Co., Ltd. Wuhan Branch (“Geely Auto Wuhan Branch”)	Entity controlled by the controlling shareholder of the Company
Ecarx	Entity controlled by the controlling shareholder of the Company
ECARX (Hubei) Technology Co., Ltd. (“Hubei Ecarx”)	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
LCL	Entity controlled by the controlling shareholder of the Company
Beijing Lotus Cars Sales Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Geely UK Limited	Entity controlled by the controlling shareholder of the Company
Volvo Car Corporation	Entity controlled by the controlling shareholder of the Company
Zhejiang Jirun Automobile Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Automobile Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Xuanyu Human Resources Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Business Service Co., Ltd.	Entity controlled by the controlling shareholder of the Company
China Euro Vehicle Technology AB	Entity controlled by the controlling shareholder of the Company
Radar New Energy Automobile (Zhejiang) Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Geely Automobile Group Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Lynk & Co Sales Netherlands BV	Entity controlled by the controlling shareholder of the Company
Geely Automobile Research Institute (Ningbo) Co., Ltd.	Entity controlled by the controlling shareholder of the Company
JChin (Shanghai) Mechanical and Electrical Equipment Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Polestar Automotive China Distribution Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Fenghua Souvenir Co.,Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Jisu procurement management Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co.,Ltd.	Entity controlled by the controlling shareholder of the Company
Chengdu Jinluda Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hangzhou Luhongyuan Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hubei Changjiang Chegu Industry Investment Fund Partnership	Entity which is under significant influence of the Company
Wuxi Stardrive Technology Co., Ltd.	Entity which is under significant influence of the Company
Zhejiang Xitumeng Digital Technology Co., Ltd.	Entity that the controlling shareholder of the Company has significant influence
Northpole GLY 3 LP	Entity controlled by one of the directors of the Company
Lotus Cars USA Inc.	Entity controlled by the controlling shareholder of the Company
Lynk & Co Investment Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Geely EVUN Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Jizhi Culture Creative Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Volvo Personvagnar Aktiebolag	Entity controlled by the controlling shareholder of the Company
RENAULT S.A.S	Entity that the controlling shareholder of the Company has significant influence

During the years ended December 31, 2023, 2022 and 2021, in addition to the related party transactions disclosed in note 12 of Put Option Liabilities, note 14 of Exchangeable Notes, note 15 of Convertible Notes, note 17 of Redeemable Convertible Preferred Shares and note 20 of Ordinary Shares to the financial statements, the Group entered into the following significant related party transactions.

(b)	Significant related party transactions

During the years ended December 31, 2023, 2022 and 2021, the Group entered into the following significant related party transactions:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Provision of services(i)	12,573	8,344	3,280
Sales of goods(i)	3,432	23	—
Payments on behalf of related parties ((ii).a)	4,022	244	—
Cash receipts by related parties on behalf of the Group ((ii).a)	3,695	—	—
Loans to related parties ((ii).b)	1,227	2,310	—
Interest income on loans due from related parties ((ii).b)	122	24	—
Purchase of products and services ((iii).a)	852,623	44,347	14,259
Purchase of products and services for R&D activities ((iii).b)	134,721	167,012	47,442
Purchase of equipment and software ((iii).c)	11,223	42,798	6,255
Payment by related parties on behalf of the Group ((iii).d)	14,514	2,952	—
Short-term lease cost ((iii).e)	765	347	243
Deposits received from related party suppliers ((iii).f)	251	1,584	—
Acquisition of the distribution right ((iii).g)	22,296	—	—
Interest expense on borrowing due to related parties (iv)	—	90	220
Repayment of borrowing from related party (iv)	—	10,573	—
Acquisition of right-of-use assets (v)	12,166	214	1,333
Payment of lease liabilities (v)	269	98	545
Purchase of Geely License (vi)	—	—	288,948
Purchase of trademark licenses (vii)	—	—	116,041
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control (viii)	—	15,512	—
Payment for purchase of a short-term investment (ix)	—	10,000	—

(c)	Significant related party balances

The outstanding balances mainly arising from the above transactions as of December 31, 2023 and 2022 are as follows:

	As of December 31,
	2023	2022
	US$	US$
Accounts receivable - related parties (i)	22,430	8,545
Contract liabilities – related parties* (i)	1	8
Prepayments and other current assets – related parties (ii)	28,744	8,732
Other non-current assets – related parties ((ii).c)	2,706	—
Accounts payable-related parties ((iii).a)	340,419	5,770
Accrued expenses and other current liabilities – related parties (iii)	289,845	183,216
Other non-current liabilities – related parties ((iii).f)	1,634	1,584
Operating lease liabilities– related parties, current* (v)	840	13
Operating lease liabilities– related parties, non-current (v)	12,064	170
Investment securities – related parties (ix)	3,326	8,411
*	These items are included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2023 and 2022.

Note:

(i)

The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$12,573, US$8,344 and US$3,280 for the years ended December 31, 2023, 2022 and 2021, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$3,432, US$23 and nil for the years end December 31, 2023, 2022 and 2021, respectively. Accounts receivable due from related parties arising from sales of goods and provision of services were US$22,430 and US$8,545 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, receipts in advance of US$1 and US$8 were included in contract liabilities – related parties, respectively.

(ii)

Prepayments and other current assets – related parties other non-current assets – related parties of the Group are arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash receipts on behalf of the Group as follows.

a.	The Group made payments of US$4,022, US$244 and nil on behalf of related parties for the years ended December 31, 2023, 2022 and 2021, respectively. Related parties collected cash receipts of US$3,695, nil and nil on behalf of the Group for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, receivables of US$4,271 and USD$244 was included in prepayments and other current assets – related parties, respectively.
b.	During the years ended December 31, 2023, 2022 and 2021, the Group provided unsecured short-term loans of US$1,227, US$2,310 and nil, respectively, to related parties with interest rates of 3.65%-4.5% per annum. The Group recognized interest income of US$122, US$24 and nil for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the receivable for the loan principal and interest of US$3,010 and US$2,369 was included in prepayments and other current assets – related parties, respectively.
c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$21,404 and US$6,119 were included in prepayments and other current assets – related parties as of December 31, 2023 and 2022, respectively. The amounts of prepayments to relate party for purchase of equipment of US$2,706 and nil was included in other non-current assets-related parties as of December 31, 2023 and 2022, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$82 and nil were included in prepayments and other current assets – related parties as of December 31, 2023 and 2022, respectively.
e.	As of January 1, 2023, upon the adoption of ASC 326 as mentioned in note 2(j), the expected credit loss provision for prepayments and other current assets – related parties not under common control was US$12. For the year ended December 31, 2023, the Group recorded US$11 in expected credit losses for prepayments and other current assets – related parties not under common control in general and administrative expenses. As of December 31, 2023, the expected credit loss provision recorded in prepayments and other current assets – related parties not under common control was US$23.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the years ended December 31, 2023, 2022 and 2021, these purchases amounted to US$852,623, US$44,347 and US$14,259, among which, US$549,893, US$839 and US$ 331 were recognized as cost of goods sold for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, purchases including sports cars, BEVs lifestyle models, auto parts and peripheral products of US$248,331 and US$21,880 were recorded as inventories, respectively.

As of December 31, 2023 and 2022, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$27,660 and US$8,684 were included in accrued expenses and other current liabilities – related parties, respectively.

As of December 31, 2023 and 2022, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$340,419 and US$5,770 was included in accounts payable-related parties, respectively.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$134,721, US$167,012 and US$47,442 during the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amounts due to related partis for purchase of products and services for R&D activities of US$217,256 and US$162,942 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$11,223, US$42,798 and US$6,255 from related parties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amounts due to related parties for purchase of equipment and software of US$19,786 and US$8,366 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	Related parties paid US$14,514 and US$2,952 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$1,605 and US$2,952 were included in accrued expenses and other current liabilities – related parties as of December 31, 2023 and 2022, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the years ended December 31, 2023, 2022 and 2021, the Group incurred short-term lease costs of US$765, US$347 and US$ 243, respectively. As of December 31, 2023 and 2022, payables for short-term leases of US$323 and US$272, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	The Group received deposits of US$251, US$1,584 and nil from related parties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, US$168 and nil were included in accrued expenses and other current liabilities – related parties, and US$1,634 and US$1,584 was included in other non-current liabilities-related parties, respectively.
g.	On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles distributed by it since January 31, 2023, for a cash consideration of GBP18,055 (equivalent to US$22,296). As of December 31, 2023, payable for the distribution right of US$23,047 was included in accrued expenses and other current liabilities – related parties.
(iv)

In 2019, the Company’s subsidiary, Lotus Tech UK, borrowed a one-year unsecured loan from a related party with the principal amount of US$10,211,bearing an interest rate of 2% per annum, which was renewed to be mature on August 31, 2022. The borrowing was repaid in August 2022. During the years ended December 31, 2022 and 2021, the Group incurred interest expenses of US$90 and US$220, respectively.

(v)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the years ended December 31, 2023, 2022 and 2021, the Group recognized right-of-use assets of US$12,166, US$214 and US$1,333 from related parties, respectively. The Group paid lease liabilities of US$269, US$98 and US$545 during the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, current operating lease liabilities were US$840 and US$13, respectively, and non-current operating lease liabilities were US$12,064 and US$170, respectively.

(vi)

On March 12, 2021, the Group entered into a license agreement with Zhejiang Liankong, a subsidiary of Geely Holding. Under the terms of the agreement, the Group received a non-exclusive, perpetual, irrevocable and non-sublicensable license for the electric automotive chassis and autonomous driving technology platform (the “Geely License”) with consideration of US$288,948.

The Geely License is contractually restricted to be used in certain R&D projects of the Group. The Group concludes that the Geely License has no alternative future use, therefore the cost of the license has been expensed as research and development expenses in the consolidated and combined statement of comprehensive loss for the year ended December 31, 2021.

(vii)	In November 2021, the Group obtained the trademark licenses (Note 7), from Group Lotus Limited, a related party controlled by Geely Holding, by issuing the Company’s 47,995,443 ordinary shares to LGIL, a related party controlled by Geely Holding.
(viii)	On December 2, 2021, the Company, through its subsidiary, Lotus Technology Innovative Limited, entered into an equity transfer agreement, pursuant to which, Lotus Technology Innovative Limited agreed to acquire 100% equity interest in Lotus Tech Innovation Centre GmbH from a related party, Geely UK Limited, at the consideration of US$15,512, which was settled in June 2022. The transaction was accounted for as common control transaction and completed in June 2022.
(ix)

On May 13, 2022, the Company purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by Ecarx. Upon the listing of Ecarx on December 21, 2022, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. As of December 31, 2023 and 2022, the fair value of listed equity securities was US$3,326 and US$8,411, respectively.

(d)	Manufacturing agreement with the Geely Group

The Group entered into a manufacturing agreement with Geely Auto Wuhan Branch and Wuhan Geely Auto Parts (collectively as “OEMs”), for the manufacture of the Group’s electrical vehicles for 10 years starting from June 21, 2022. Pursuant to the manufacturing agreement, the Group commissioned OEMs for the production of electrical vehicles and agreed to authorize OEMs to access the Group’s technologies for the production of such models. The Group is mainly responsible for the design and development of the models, designation of suppliers, product announcement, and ensuring consistency with global standards of the Lotus brand. The Group also provides OEMs the necessary intellectual properties for the manufacture of electrical vehicles. OEMs are mainly responsible for the procurement and inspection of raw materials, production planning, production quality control, logistics and transportation of manufactured vehicles, and construction and operation of the manufacturing plant. Particularly, quality control is carried out in accordance with the Group’s quality assurance framework and approved by OEMs. In addition, OEMs are responsible for obtaining certificates for the manufactured vehicles.

(e)	Lotus Application Entrusted Operation & Maintenance Contract with Wuhan Quanqing

The Group entered into an application entrusted operation & maintenance contract with Wuhan Quanqing, in May 2023. Pursuant to the contract, the Group will pay Wuhan Quanqing certain service fee for the entrusted daily operation and maintenance service provided by Wuhan Quanqing for the Group’s Lotus App. As of December 31, 2023, nil service fee has been incurred.